Business combinations and acquisition of non-controlling interests - Summary of Fair Values of Identifiable Assets and Liabilities at Xletix GmbH Acquisition (Detail) - Xletix GmbH [Member] - EUR (€)
€ in Thousands
	May 22, 2018	Dec. 31, 2019
Current assets
Cash and cash equivalents	€ 4,702
Trade and other receivables	1,646
Inventories	256
Other assets	1,882
Non-current assets
Property, plant and equipment	219
Intangible assets	2,129
Current liabilities
Trade and other payables	835
Interest-bearing liabilities	13
Accrued expenses	621
Contract Liabilities	7,134
Income tax payable	43
Total identifiable net assets at fair value	2,188
Goodwill arising on acquisition	11,724	€ 11,724
Purchase consideration	13,912
Purchase consideration
Cash and cash equivalents	6,231
Contingent consideration	7,681	€ 7,681
Total consideration	13,912
Analysis of cash flows on acquisition:
Cash and cash equivalents held by the acquired subsidiaries	4,702
Cash paid for the acquired subsidiaries	(6,231)
Net cash flows on acquisition	€ (1,529)